Prudential Sector Funds, Inc.
655 Broad Street
Newark, New Jersey 07102
February 2, 2024
VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:
497(j) Filing for Prudential Sector Funds, Inc.
Registration numbers 002-72097 and 811-03175
Dear Sir or Madam,
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectuses and Statement of Additional Information for the above-referenced Registrant do not differ from those contained in Post-Effective Amendment No. 86 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on January 26, 2024.
Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 716-6422.
Very truly yours,
/s/ Patrick McGuinness
Patrick McGuinness
Assistant Secretary